Reinsurance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Premiums Written, Net [Abstract]
Gross premiums written	$ 8,203,925	$ 6,875,925	$ 7,285,320
Ceded Premiums Written	1,069,907	575,067	376,262
Net premiums written	7,134,018	6,300,858	6,909,058
Premiums Earned, Net [Abstract]
Assumed from other companies	7,925,903	7,077,020	6,923,078
Ceded to other companies	969,381	540,194	397,860
Net premiums earned	6,956,522	6,536,826	6,525,218
Loss and Loss Expenses and Life Policy Benefits
Assumed losses and loss expenses	5,666,530	5,703,092	5,156,926
Ceded losses and loss expenses	782,546	368,192	233,770
Losses and loss expenses	4,883,984	5,334,900	4,923,156
Reinsurance recoverable on paid and unpaid losses	1,787,493	901,063
Affiliated Entity | Lorenz Re
Premiums Written, Net [Abstract]
Ceded Premiums Written	634,000	81,000	70,000
Loss and Loss Expenses and Life Policy Benefits
Reinsurance recoverable on paid and unpaid losses	592,000	117,000
Non Life
Premiums Written, Net [Abstract]
Gross premiums written	6,557,055	5,376,703	5,792,542	[1]
Ceded Premiums Written	1,046,227	550,784	353,735	[1]
Net premiums written	5,510,828	4,825,919	5,438,807	[1]
Premiums Earned, Net [Abstract]
Assumed from other companies	6,274,418	5,571,201	5,433,357	[1]
Ceded to other companies	944,862	516,672	375,301	[1]
Net premiums earned	5,329,556	5,054,529	5,058,056	[1]
Loss and Loss Expenses and Life Policy Benefits
Assumed losses and loss expenses	4,212,465	4,358,975	3,879,242	[1]
Ceded losses and loss expenses	769,220	342,271	219,102	[1]
Losses and loss expenses	3,443,245	4,016,704	3,660,140	[1]
Reinsurance recoverable on paid and unpaid losses	1,532,666	782,330	754,795		$ 850,946
Life and Health
Premiums Written, Net [Abstract]
Gross premiums written	1,646,870	1,499,222	1,492,778
Ceded Premiums Written	23,680	24,283	22,527
Net premiums written	1,623,190	1,474,939	1,470,251
Premiums Earned, Net [Abstract]
Assumed from other companies	1,651,485	1,505,819	1,489,721
Ceded to other companies	24,519	23,522	22,559
Net premiums earned	1,626,966	1,482,297	1,467,162
Loss and Loss Expenses and Life Policy Benefits
Assumed losses and loss expenses	1,454,065	1,344,117	1,277,684
Ceded losses and loss expenses	13,326	25,921	14,668
Losses and loss expenses	1,440,739	1,318,196	1,263,016
Reinsurance recoverable on paid and unpaid losses	$ 21,000	$ 35,662	$ 16,183		$ 11,829

[1]	Non-life Losses and loss expenses include amounts allocated to Corporate and Other as disclosed in Note 18.